Schedule of Investments (unaudited)
June 30, 2026
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 Western Asset New Jersey Municipals Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.6%
Education — 17.1%
Essex County, NJ, Improvement Authority Revenue:
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/46	$1,000,000	$995,711
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/51	1,500,000	1,444,475
Gloucester County, NJ, Improvement Authority Revenue:
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	5.000%	7/1/36	1,500,000	1,607,761
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	4.000%	7/1/46	725,000	712,119
Middlesex County, NJ, Improvement Authority Revenue, Rutgers University Lease Revenue Bonds, Health and Life Science Exchange H-1 Project, GO, Series A	5.000%	8/15/53	2,000,000	2,101,115
New Jersey State EDA Revenue:
Central Jersey College Prep Charter School Project, Series 2025	5.125%	11/1/55	700,000	701,923
Provident Group, Montclair Properties, State University Housing Project, Refunding, AG	5.000%	6/1/42	5,000,000	5,053,621
New Jersey State EFA Revenue:
Kean University Issue, Series B, Refunding, BAM	5.250%	7/1/56	1,000,000	1,071,941 (a)
Montclair State University, Series A, Refunding, AG	5.000%	7/1/44	1,350,000	1,473,858
Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,000,000	2,056,548
Stevens Institute of Technology, Green Bonds, Series A	4.000%	7/1/50	1,000,000	894,272
Stevens Institute of Technology, Series A, Refunding	5.000%	7/1/47	2,750,000	2,763,266
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series A, Refunding	5.000%	12/1/27	1,750,000	1,800,287
Series A, Refunding	5.000%	12/1/28	675,000	701,494
Series A, Refunding	5.000%	12/1/36	500,000	549,516 (b)
Passaic County, NJ, Improvement Authority Revenue:
Paterson Arts and Science Charter School Project	5.500%	7/1/58	1,000,000	1,018,565
Paterson Charter School for Science and Technology Inc. Project	4.125%	7/1/33	600,000	609,983
Paterson Charter School for Science and Technology Inc. Project	4.500%	7/1/40	885,000	894,869
Paterson Charter School for Science and Technology Inc. Project	5.000%	7/1/44	400,000	408,619
Total Education				26,859,943
Health Care — 9.9%
New Jersey State EDA Revenue:
Bancroft Neurohealth Project, Refunding	5.000%	6/1/36	2,885,000	2,885,943
Bancroft Neurohealth Project, Refunding	5.000%	6/1/41	1,325,000	1,325,147
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/39	1,750,000	1,778,917
Inspira Health Obligated Group, Series A, Refunding	4.125%	7/1/54	4,000,000	3,847,954
University Hospital, Series A, Refunding, AG	5.000%	7/1/46	5,750,000	5,759,402
Total Health Care				15,597,363
Housing — 3.4%
New Jersey State EDA Revenue:
Provident Group, Kean Properties	5.000%	7/1/37	400,000	400,404
Provident Group, Kean Properties	5.000%	7/1/47	1,000,000	978,192
Provident Group-Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,999,931
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Housing — continued
New Jersey State Housing & Mortgage Finance Agency, Single Family Housing Revenue Sustainable Bonds, Series K	4.700%	10/1/50	$2,000,000	$2,009,851
Total Housing				5,388,378
Industrial Revenue — 11.8%
New Jersey State EDA Revenue:
Special Facility Revenue, United Airlines Project	5.500%	6/1/33	2,000,000	2,004,100 (b)
Special Facility, Continental Airlines Inc. Project	5.625%	11/15/30	2,950,000	2,954,775 (b)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	5,000,000	5,016,403 (b)
Water Facilities Revenue Bonds, American Water Co. Inc. Project, Series B, Refunding	3.750%	6/1/28	1,500,000	1,515,770 (b)(c)(d)
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	6,700,000	6,691,331
Series A, Refunding	5.250%	6/1/46	400,000	401,426
Total Industrial Revenue				18,583,805
Leasing — 29.8%
New Jersey State EDA Revenue:
School Facilities Construction, Series QQQ	4.000%	6/15/50	1,000,000	936,817
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/37	1,500,000	1,705,542
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/38	1,500,000	1,696,080
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/39	1,500,000	1,689,351
New Jersey State EDA, Motor Vehicle Surcharge Revenue, Series A, Refunding	4.000%	7/1/32	6,500,000	6,526,205
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/30	4,000,000	4,005,831
Transportation Program, Series AA	4.000%	6/15/50	2,250,000	2,114,171
Transportation Program, Series AA	5.000%	6/15/55	4,000,000	4,142,248
Transportation Program, Series AA, Refunding	5.000%	6/15/36	2,000,000	2,195,550
Transportation Program, Series AA, Refunding	5.000%	6/15/42	7,000,000	7,647,563
Transportation Program, Series AA, Refunding	4.250%	6/15/44	5,000,000	5,027,769
Transportation Program, Series AA, Unrefunded	5.000%	6/15/46	3,255,000	3,325,784
Transportation Program, Series CC	4.125%	6/15/50	2,000,000	1,913,158
Transportation Program, Series CC	5.250%	6/15/50	2,000,000	2,124,635
Transportation System, Series A, BAM-TCRS	0.000%	12/15/38	3,000,000	1,886,643
Total Leasing				46,937,347
Local General Obligation — 1.1%
Middlesex County, NJ, Improvement Authority Revenue:
Health and Life Science Exchange H-3 Project, Series 2026, County GTD	5.000%	9/15/39	575,000	668,263
Health and Life Science Exchange H-3 Project, Series 2026, County GTD	5.000%	9/15/40	500,000	579,723
Health and Life Science Exchange H-3 Project, Series 2026, County GTD	5.000%	9/15/41	385,000	444,218
Total Local General Obligation				1,692,204
Other — 0.0%††
New Jersey State EDA Revenue, Department of Human Services, Pooled Financing, Unrefunded	5.200%	7/1/32	23,000	23,044
Pre-Refunded/Escrowed to Maturity — 3.8%
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series BB	5.000%	6/15/50	3,500,000	3,714,116 (e)
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2026 Quarterly Report

 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pre-Refunded/Escrowed to Maturity — continued
Transportation Program, Series CC	5.500%	6/15/50	$2,000,000	$2,333,235 (e)
Total Pre-Refunded/Escrowed to Maturity				6,047,351
Special Tax Obligation — 4.3%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Series A, Refunding, AG	5.000%	11/1/41	1,500,000	1,631,415
Series B, AG	5.000%	11/1/43	500,000	538,701
Newark, NJ, Parking Authority, Lease Revenue:
Parking Facility Office Project, AG	5.250%	2/1/43	525,000	550,549
Parking Facility Office Project, AG	5.500%	2/1/51	750,000	773,786
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	157,000	152,382
CAB, Restructured, Series A-1	0.000%	7/1/46	1,150,000	429,892
Restructured, Series A-1	4.550%	7/1/40	50,000	50,176
Restructured, Series A-1	4.750%	7/1/53	2,075,000	2,053,206
Restructured, Series A-1	5.000%	7/1/58	190,000	190,018
Restructured, Series A-2	4.329%	7/1/40	330,000	330,158
Total Special Tax Obligation				6,700,283
State General Obligation — 0.7%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,874
Restructured, Series A-1	5.625%	7/1/27	10,372	10,568
Restructured, Series A-1	5.625%	7/1/29	10,203	10,803
Restructured, Series A-1	5.750%	7/1/31	9,910	10,820
Restructured, Series A-1	4.000%	7/1/33	9,398	9,526
Restructured, Series A-1	4.000%	7/1/35	223,447	225,583
Restructured, Series A-1	4.000%	7/1/37	630,000	632,658
Restructured, Series A-1	4.000%	7/1/41	94,857	92,473
Restructured, Series A-1	4.000%	7/1/46	10,251	9,403
Subseries CW	0.000%	11/1/43	36,106	25,996 (d)
Total State General Obligation				1,036,704
Transportation — 12.4%
Delaware River, PA & NJ, Port Authority Revenue:
Series A	5.000%	1/1/36	250,000	262,394
Series A	5.000%	1/1/37	1,200,000	1,257,089
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	1/1/39	1,500,000	1,522,624 (b)
New Jersey State Turnpike Authority Revenue:
Series B, Refunding	5.000%	1/1/40	5,955,000	6,100,308
Series C, Refunding	5.000%	1/1/44	3,000,000	3,279,939
Port Authority of New York & New Jersey Revenue:
Consolidated Series 214	4.000%	9/1/43	4,990,000	4,827,784 (b)
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,407,441 (b)
Consolidated Series 226, Refunding	5.000%	10/15/41	750,000	788,990 (b)
Total Transportation				19,446,569
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset New Jersey Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$500,000	$504,841 (f)

Total Investments before Short-Term Investments (Cost — $147,930,653)				148,817,832
Short-Term Investments — 5.0%
Municipal Bonds — 5.0%
Education — 0.1%
New Jersey State EFA Revenue, Institute for Advanced Study, Series B, Refunding, SPA - TD Bank N.A.	2.600%	7/1/31	200,000	200,000 (g)(h)
Health Care — 4.9%
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series A, Refunding, LOC - TD Bank N.A.	2.680%	7/1/35	4,100,000	4,100,000 (g)(h)
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	2.680%	7/1/35	1,000,000	1,000,000 (g)(h)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	2.250%	7/1/43	2,500,000	2,500,000 (g)(h)
Total Health Care				7,600,000

Total Municipal Bonds (Cost — $7,800,000)				7,800,000
			Shares
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $53,869)	3.577%		53,869	53,869 (i)(j)

Total Short-Term Investments (Cost — $7,853,869)				7,853,869
Total Investments — 99.6% (Cost — $155,784,522)				156,671,701
Other Assets in Excess of Liabilities — 0.4%				703,814
Total Net Assets — 100.0%				$157,375,515

††	Represents less than 0.1%.
(a)	Securities traded on a when-issued or delayed delivery basis.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $53,869 and the cost was $53,869 (Note 2).

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2026 Quarterly Report

 Western Asset New Jersey Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
LOC	—	Letter of Credit
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset New Jersey Municipals Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$148,817,832	—	$148,817,832
Short-Term Investments†:
Municipal Bonds	—	7,800,000	—	7,800,000
Money Market Funds	$53,869	—	—	53,869
Total Short-Term Investments	53,869	7,800,000	—	7,853,869
Total Investments	$53,869	$156,617,832	—	$156,671,701

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2026. The following transactions were effected in such company for the period ended June 30, 2026.

	Affiliate Value at March 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$47,495	$944,816	944,816	$938,442	938,442

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$508	—	$53,869

Western Asset New Jersey Municipals Fund 2026 Quarterly Report